Organization and Principal Activities - Schedule of Condensed Consolidated Balance Sheets Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Cash and cash equivalents		¥ 1,790,784	$ 281,013	¥ 3,293,573
Restricted cash		55,670	8,736	164,889
Short-term deposits		8,351,945	1,310,602	5,974,790
Accounts receivable, net		88,034	13,814	71,237
Prepayments and other current assets		664,945	104,344	495,108
Amounts due from related parties		148,560	23,312	64,802
Investments		608,617	95,505	467,206
Right of use asset		395,371	62,042	87,418		¥ 92,075
Prepayments and other non-current assets		150,887	23,677	379,461
Total assets		13,254,942	2,079,987	12,410,687
Deferred revenue and Advances from customers		459,509	72,107	485,878
Accrued liabilities and other current liabilities		1,845,452	289,588	1,707,289
Amount due to related parties		216,128	33,915	95,457
Total liabilities		2,744,741	430,706	2,633,909
Total shareholders' equity		10,510,201	$ 1,649,281	9,776,778	¥ 8,684,850		¥ 5,645,007
Variable Interest Entity (VIE) [Member]
Assets
Cash and cash equivalents		474,143		315,346
Restricted cash		45,412		136,989
Short-term deposits		0		100,000
Accounts receivable, net		64,301		47,497
Prepayments and other current assets		216,740		78,910
Amounts due from related parties		129,364		59,284
Amounts due from Group companies	[1]	1,379,170		1,472,386
Investments		449,684		231,311
Intangible assets, net		80,010		61,846
Right of use asset		1,701		826
Prepayments and other non-current assets		1,223		6,135
Other assets		13,035		71,995
Total assets		2,854,783		2,582,525
Deferred revenue and Advances from customers		563,259		651,636
Accrued liabilities and other current liabilities		500,530		492,164
Amount due to related parties		101,247		31,791
Other liabilities		12,355		59,320
Total liabilities		1,177,391		1,234,911
Total shareholders' equity		¥ 1,677,392		¥ 1,347,614

[1]	Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2019, 2020, and 2021, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.